Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 16,244
Preferred stock, shares issued	13,500,000	0
Preferred stock, shares outstanding	13,500,000	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	54,752,294	39,054,867
Common Stock, Shares, Outstanding	54,752,294	39,054,867
Temporary equity, redemption value	$ 5,460,000	$ 5,460,000